STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Beginning Balance, Amount at Jul. 31, 2010
Beginning Balance, Shares at Jul. 31, 2010
Common Stock Issued to Founder at $.0001 Per Share, May 1, 2011, Amount	650			650
Common Stock Issued to Founder at $.0001 Per Share, May 1, 2011, Shares	6,500,000
Common Stock Issued to Private Investors at $.01 Per Share, June 28 , 2011, Amount	350	34,650		35,000
Common Stock Issued to Private Investors at $.01 Per Share, June 28 , 2011, Shares	3,500,000
Net Loss for the Year Ended			(17,323)	(17,323)
Ending Balance, Amount at Jul. 31, 2011	1,000	34,650	(17,323)	18,327
Ending Balance, Shares at Jul. 31, 2011	10,000,000
Net Loss for the Year Ended			(45,863)	(45,863)
Ending Balance, Amount at Jul. 31, 2012	$ 1,000	$ 34,650	$ (63,186)	$ (27,536)
Ending Balance, Shares at Jul. 31, 2012	10,000,000